Financial income (Tables)	12 Months Ended
Dec. 31, 2023
Financial income
Schedule of financial income

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Interests	2,571	372	1
Exchange differences	1,254	6,041	3,648
Fair value adjustment	343	1	—
Other	6	349	26
Total financial income	4,174	6,763	3,675